UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  December 31, 2011

     Check here if Amendment [ ]; Amendment Number: ____________

                        This Amendment (Check only one):

                          [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:     Thomas W. Smith*
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    Address:  323 Railroad Avenue      Greenwich       CT          06830
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              (Street)                 (City)          (State)     (Zip)

    Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:         Thomas W. Smith
         Title:        Investment Manager
         Phone:        203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
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[City, State]

         February 14, 2012
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[Date]

            * Effective January 1, 2012, each of Messrs. Thomas W. Smith, Scott
      J. Vassalluzzo and Steven M. Fischer assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC (CIK 0001538653). Accordingly, beginning with the period ending March 31, 2012, the Section 13(f) securities held by these limited partnerships will be included in the Form 13F filings of Prescott General Partners LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                Report Summary:


         Number of Other Included Managers:        2
                                                   ----------
         Form 13F Information Table Entry Total:   28
                                                   ----------
         Form 13F Information Table Value Total:   $1,157,114 (thousands)
                                                   ----------

List of Other Included Managers:

No.        Form 13F File No.:              Name:
---        ------------------              -----

01         028-10290                       Scott J. Vassalluzzo
--------   ---------------------------     -------------------------------------
02         028-13257                       Steven M. Fischer
--------   ---------------------------     -------------------------------------

                           FORM 13F INFORMATION TABLE

                                                               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE     SHARED  NONE
         --------------            --------------   -----    --------    -------  ---  ----  ------- --------  ----     ------  ----
ALLIANCE DATA SYSTEMS CORP.        COMMON STOCK   018581108     5,883     56,650  SH          Sole         -      56,650
ALLIANCE DATA SYSTEMS CORP.        COMMON STOCK   018581108    90,992    876,270  SH          Other   01, 02     876,270
BOARDWALK PIPELINE PARTNERS, LLP  UT LTD PARTNER  096627104       636     23,000  SH          Sole         -      23,000
COPART, INC.                       COMMON STOCK   217204106    15,584    325,408  SH          Sole         -     325,408
COPART, INC.                       COMMON STOCK   217204106    81,414  1,700,018  SH          Other   01, 02   1,700,018
CREDIT ACCEPTANCE CORP.            COMMON STOCK   225310101    22,862    277,855  SH          Sole         -     277,855
CREDIT ACCEPTANCE CORP.            COMMON STOCK   225310101   327,931  3,985,545  SH          Other   01, 02   3,985,545
GAMESTOP CORP.                         CL A       36467W109     1,449     60,040  SH          Sole                60,040
GAMESTOP CORP.                         CL A       36467W109    18,098    750,000  SH          Other   01, 02     750,000
LIFE TIME FITNESS, INC.            COMMON STOCK   53217R207     7,511    160,667  SH          Sole         -     160,667
LIFE TIME FITNESS, INC.            COMMON STOCK   53217R207    56,238  1,202,950  SH          Other   01, 02   1,202,950
MARKET LEADER, INC.                COMMON STOCK   57056R103       227     82,500  SH          Sole         -      82,500
MARKET LEADER, INC.                COMMON STOCK   57056R103       751    273,158  SH          Other   01, 02     273,158
MOBILE MINI, INC.                  COMMON STOCK   60740F105     1,623     93,000  SH          Sole         -      93,000
NEUSTAR INC.                           CL A       64126X201     6,855    200,600  SH          Sole         -     200,600
NEUSTAR INC.                           CL A       64126X201   108,097  3,163,500  SH          Other   01, 02   3,163,500
POOL CORPORATION                   COMMON STOCK   73278L105       545     18,100  SH          Sole         -      18,100
STAPLES INC.                       COMMON STOCK   855030102       382     27,500  SH          Sole         -      27,500
SUPPORT.COM, INC.                  COMMON STOCK   86858W101     4,707  2,092,070  SH          Other   01, 02   2,092,070
SYSTEMAX INC.                      COMMON STOCK   871851101     2,949    179,700  SH          Sole         -     179,700
SYSTEMAX INC.                      COMMON STOCK   871851101    37,577  2,289,869  SH          Other   01, 02   2,289,869
TRACTOR SUPPLY CO.                 COMMON STOCK   892356106     8,051    114,766  SH          Sole         -     114,766
TRACTOR SUPPLY CO.                 COMMON STOCK   892356106    58,085    828,018  SH          Other   01, 02     828,018
U.S. AUTO PARTS NETWORK, INC.      COMMON STOCK   90343C100     5,282  1,208,722  SH          Other   01, 02   1,208,722
VISTAPRINT N.V.                         SHS       N93540107     5,955    194,624  SH          Sole         -     194,624
VISTAPRINT N.V.                         SHS       N93540107   113,412  3,706,273  SH          Other   01, 02   3,706,273
WORLD ACCEPTANCE CORP.             COMMON STOCK   981419104    10,785    146,738  SH          Sole         -     146,738
WORLD ACCEPTANCE CORP.             COMMON STOCK   981419104   163,234  2,220,876  SH          Other   01, 02   2,220,876